Report of Directors Corporate Governance - Scheme interests awarded (Details) £ / shares in Units, £ in Thousands		12 Months Ended
	Feb. 24, 2020 GBP (£) shares	Dec. 31, 2020 £ / shares	Dec. 31, 2019	Feb. 21, 2020 £ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Closing share price (in gbp per share) | £ / shares				£ 5.622
LTI deferred shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance period		3 years
Retention period		1 year
Top of range | LTI deferred shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Claw-back period		10 years
Ewen Stevenson
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of annual incentive award deferred in shares		50.00%
Ewen Stevenson | LTI deferred shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Face value awarded | £	£ 2,680
Percentage receivable for minimum performance	25.00%
Number of shares awarded (in shares) | shares	476,757
Award as a percentage of base salary		290.00%
Expected dividend yield		5.00%
Expected dividend yield (in gbp per share) | £ / shares		£ 4.393
Ewen Stevenson | LTI deferred shares | Tranche 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		20.00%
Ewen Stevenson | LTI deferred shares | Tranche 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		20.00%
Ewen Stevenson | LTI deferred shares | Tranche 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		20.00%
Ewen Stevenson | LTI deferred shares | Tranche 4
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		20.00%
Ewen Stevenson | LTI deferred shares | Tranche 5
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		20.00%
Noel Quinn
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of annual incentive award deferred in shares		50.00%	60.00%
Noel Quinn | Deferred shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Face value awarded | £	£ 1,134
Percentage receivable for minimum performance	0.00%
Number of shares awarded (in shares) | shares	201,702
Retention period		1 year
Expected dividend yield		5.00%
Expected dividend yield (in gbp per share) | £ / shares		£ 4.393
Noel Quinn | Deferred shares | Tranche 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		20.00%
Noel Quinn | Deferred shares | Tranche 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		20.00%
Noel Quinn | Deferred shares | Tranche 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		20.00%
Noel Quinn | Deferred shares | Tranche 4
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		20.00%
Noel Quinn | Deferred shares | Tranche 5
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		20.00%
Noel Quinn | Deferred cash
Disclosure of terms and conditions of share-based payment arrangement [line items]
Face value awarded | £	£ 886
Percentage receivable for minimum performance	0.00%